Schedule of Investments - Virtus Newfleet Securitized Income ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES – 64.8%
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	$362,867	$363,496
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	580,000	578,710
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	785,000	789,111
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	1,005,000	1,016,453
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	1,185,000	1,197,723
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	144,556
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	43,649	42,703
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	89,498
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	1,300,000	1,316,728
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	146,823
Castlelake Aircraft Structured Trust, Class A, Series 2025-1A, 5.78%, 02/15/50(1)	900,754	908,374
Commercial Equipment Finance LLC, Class A, Series 2024-1A, 5.97%, 07/16/29(1)	116,550	117,177
CPS Auto Receivables Trust, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,303
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	1,250,000	1,260,102
CPS Auto Receivables Trust, Class D, Series 2023-D, 7.80%, 01/15/30(1)	535,000	554,190
Databank Issuer, Class A2, Series 2026-1A, 5.81%, 02/25/56(1)	825,000	827,151
DB Master Finance LLC, Class A2I, Series 2025-1A, 4.89%, 08/20/55(1)	1,246,875	1,237,779
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	1,200,000	1,211,852
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	1,852	1,858
FHF Trust, Class B, Series 2026-1A, 5.77%, 02/17/32(1)	800,000	806,776
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	800,000	785,032
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	896,350	912,695
Flagship Credit Auto Trust, Class C, Series 2023-2, 5.81%, 05/15/29(1)	910,000	914,232
Flagship Credit Auto Trust, Class D, Series 2024-1, 6.30%, 04/15/30(1)	775,000	730,412
GLS Auto Receivables Issuer Trust, Class E, Series 2021-3A, 3.20%, 10/16/28(1)	550,000	549,739
Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	$305,000	$312,462
GLS Auto Select Receivables Trust, Class D, Series 2025-2A, 5.59%, 01/15/31(1)	425,000	431,421
GLS Auto Select Receivables Trust, Class D, Series 2026-1A, 5.02%, 12/15/31(1)	1,180,000	1,174,095
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	35,210	35,263
Greensky Home Improvement Issuer Trust, Class B, Series 2025-3A, 4.66%, 12/27/60(1)	350,000	349,038
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	1,092,700	1,120,068
Hilton Grand Vacations Trust, Class B, Series 2026-1A, 5.01%, 02/25/43(1)	400,000	400,140
Hilton Grand Vacations Trust, Class D, Series 2024-1B, 8.85%, 09/15/39(1)	427,563	439,784
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	1,207,800	1,222,428
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	995,000	1,006,347
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	24,046	24,296
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	1,900,000	1,894,501
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	164,617
Libra Solutions LLC, Class A, Series 2025-1A, 6.36%, 08/15/39(1)	600,000	600,226
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	41,698	41,766
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	380,000	380,378
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	1,375,000	1,387,578
Mission Lane Credit Card Master Trust, Class A, Series 2026-A, 4.95%, 07/15/32(1)	600,000	600,563
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	2,100,000	2,117,985
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	11,983	12,003
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	368,038	373,993
Mvw LLC, Class A, Series 2020-1A, 1.74%, 10/20/37(1)	184,761	183,349
Nmef Funding LLC, Class B, Series 2025-A, 5.18%, 07/15/32(1)	190,000	191,104
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	20,535	20,544
Peac Solutions Receivables LLC, Class C, Series 2025-1A, 5.49%, 07/20/32(1)	1,000,000	1,011,323

Schedule of Investments - Virtus Newfleet Securitized Income ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Post Road Equipment Finance LLC, Class C, Series 2026-1A, 5.12%, 06/15/33(1)	$785,000	$784,289
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	598,443	609,413
Powerpay Issuance Trust, Class A, Series 2025-1A, 5.23%, 11/18/41(1)	304,903	303,765
Prestige Auto Receivables Trust, Class C, Series 2025-1A, 5.52%, 02/15/30(1)	2,000,000	2,011,317
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	1,244,304	1,253,792
Reach ABS Trust, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	109,520	109,716
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	98,588	99,113
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	100,816
Santander Mortgage Asset Receivable Trust, Class A1A, Series 2025-CES1, 5.04%, 09/25/55(1) (6)	602,547	600,482
Sierra Timeshare Receivables Funding LLC, Class A, Series 2025-3A, 4.44%, 08/22/44(1)	609,511	604,914
Sotheby’s Artfi Master Trust, Class A1, Series 2026-1A, 4.80%, 06/20/33(1)	825,000	823,649
Star Trust, Class A, Series 2025-SFR5, 5.11%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	1,647,825	1,648,290
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	985,000	992,722
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	1,000,000	993,038
Switch ABS Issuer LLC, Class A2, Series 2025-1A, 5.04%, 03/25/55(1)	1,000,000	971,492
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	2,100,000	2,080,731
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)(4)(5)	325,000	159,250
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	98,750	99,462
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	9,706	9,712
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	91,297	91,582
Upg Hi Trust, Class A, Series 2026-1, 5.03%, 02/25/48(1)	545,000	544,969
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	215,833	216,290
Upstart Securitization Trust, Class B, Series 2026-1, 4.98%, 03/20/36(1)	600,000	598,866
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	399,867	399,086
Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
US Bank NA, Class C, Series 2026-RVM1, 5.60%, 12/25/46(1)	$763,497	$757,260
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	199,695
Veros Auto Receivables Trust, Class C, Series 2025-1, 6.17%, 12/17/29(1)	1,495,000	1,511,386
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	110,000	110,655
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	147,638	140,830

Total Asset Backed Securities
(Cost $51,315,649)		50,971,327

MORTGAGE BACKED SECURITIES - 34.5%
Agency Mortgage Backed Security - 4.4%
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	3,427,538	3,501,790
Commercial Mortgage Backed Securities - 4.5%
Ala Trust, Class A, Series 2025-OANA, 5.40%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	1,390,000	1,397,314
Ride, Class C, Series 2025-SHRE, 6.32%, 02/14/47(1)(2)(3)	990,000	1,005,446
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	125,047	125,422
Wstn Trust, Class C, Series 2023-MAUI, 7.96%, 07/05/37(1)(2)(3)	1,000,000	1,012,717
Total Commercial Mortgage Backed Securities		3,540,899
Residential Mortgage Backed Securities - 25.6%
A&D Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	101,671	101,960
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	43,279	37,955
Aspire Mortgage Trust, Class A1, Series 2026-1, 4.86%, 01/25/66(1)(2)(3)	563,427	560,456
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	1,023,965	1,036,489
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(2)(3)	383,276	376,171
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(6)	314,548	316,486
COLT Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(6)	47,723	48,103
Colt Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(2)(3)	142,264	131,587
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES1, 5.65%, 05/25/60(1)(6)	1,304,861	1,313,578

Schedule of Investments - Virtus Newfleet Securitized Income ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(6)	$459,380	$461,588
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(6)	1,349,798	1,340,524
Corevest American Finance Trust, Class A, Series 2022-1, 4.74%, 06/17/55(1)(2)(3)	138,762	139,414
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(3)	763,979	750,443
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	611,441	552,894
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(2)(3)	56,289	49,978
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	76,670	73,148
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	33,744	29,631
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(2)(3)	1,009,990	1,016,313
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	795,000	788,091
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	320,348	321,729
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	1,207,218	1,212,025
JPMorgan Trust, Class A2, Series 2015-5, 5.21%, 05/25/45(1)(2)(3)	178,751	178,470
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	57,034	56,473
MFA Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)(6)	286,080	287,566
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(6)	814,113	815,729
MFA Trust, Class A1, Series 2025-NQM5, 5.19%, 11/25/70(1)(2)(3)	579,203	579,853
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	297,800	290,978
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	18,364	17,814
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(6)	79,608	80,322
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A1, Series 2026-NQM3, 4.83%, 02/25/66(1)(2)(3)	$787,641	$782,457
OBX Trust, Class A1, Series 2024-HYB1, 3.64%, 03/25/53(1)(2)(3)	2,049,391	2,053,332
OBX Trust, Class A2, Series 2018-1, 4.42%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	17,786	17,659
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	109,051	109,031
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	251,259	253,202
OBX Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)(6)	52,192	52,418
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	1,056,601	1,065,832
OBX Trust, Class A1, Series 2026-NQM5, 5.32%, 01/25/66(1)(2)(3)	567,886	570,893
RCKT Mortgage Trust, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(2)(3)	46,737	46,922
RCKT Mortgage Trust, Class A1A, Series 2024-CES8, 5.49%, 11/25/44(1)(6)	1,170,037	1,174,763
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	399	398
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	36,801	35,565
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	448,744	390,940
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(3)	420,000	405,159
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	124,417	125,218
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	37,534	36,449
Total Residential Mortgage Backed Securities		20,086,006
Total Mortgage Backed Securities
(Cost $27,045,632)		27,128,695

CORPORATE BOND – 0.3%

Industrials – 0.3%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)
(Cost $209,545)	210,480	210,656

TOTAL INVESTMENTS - 99.6%
(Cost $78,570,826)		78,310,678
Other Assets in Excess of Liabilities - 0.4%		280,765
Net Assets - 100.0%		$78,591,443

Schedule of Investments - Virtus Newfleet Securitized Income ETF (continued)

April 30, 2026 (unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $73,597,036, or 93.6% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default, no interest payments are being received.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2026.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$50,812,077	$159,250	$50,971,327
Mortgage Backed Securities	—	27,128,695	—	27,128,695
Corporate Bond	—	210,656	—	210,656
Total	$—	$78,151,428	$159,250	$78,310,678

Schedule of Investments - Virtus Newfleet Securitized Income ETF (continued)

April 30, 2026 (unaudited)

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.